Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.97%
Aerospace & Defense–3.45%
Textron, Inc.	358,285	$27,412,385
Air Freight & Logistics–3.52%
FedEx Corp.	105,713	28,000,202
Asset Management & Custody Banks–4.07%
State Street Corp.	318,447	32,360,584
Building Products–3.58%
Johnson Controls International PLC	364,351	28,419,378
Cable & Satellite–3.15%
Charter Communications, Inc., Class A(b)	72,430	25,023,841
Casinos & Gaming–3.49%
Las Vegas Sands Corp.	604,320	27,695,986
Communications Equipment–3.01%
Cisco Systems, Inc.	394,252	23,891,671
Diversified Banks–15.57%
Bank of America Corp.	998,809	46,244,856
Citigroup, Inc.	477,881	38,913,850
Wells Fargo & Co.	489,166	38,546,281
		123,704,987
Food Distributors–3.36%
Sysco Corp.	365,769	26,671,875
Health Care Equipment–4.38%
Becton, Dickinson and Co.	140,553	34,800,923
Health Care Services–3.04%
CVS Health Corp.	426,910	24,111,877
Household Products–5.13%
Kimberly-Clark Corp.	133,946	17,408,962
Reckitt Benckiser Group PLC (United Kingdom)	352,419	23,305,024
		40,713,986
Integrated Oil & Gas–6.20%
Chevron Corp.	181,169	27,028,603
Suncor Energy, Inc. (Canada)	591,318	22,209,904
		49,238,507
Shares		Value
Interactive Media & Services–4.11%
Alphabet, Inc., Class A	70,738	$14,431,967
Meta Platforms, Inc., Class A	26,442	18,223,297
		32,655,264
IT Consulting & Other Services–1.56%
DXC Technology Co.(b)	570,222	12,385,222
Managed Health Care–2.86%
Elevance Health, Inc.	57,357	22,696,165
Multi-Utilities–1.99%
Dominion Energy, Inc.	284,978	15,841,927
Oil & Gas Exploration & Production–2.55%
EQT Corp.	396,934	20,291,266
Pharmaceuticals–10.44%
Johnson & Johnson	196,602	29,912,994
Merck & Co., Inc.	143,541	14,184,722
Sanofi S.A., ADR	714,291	38,814,573
		82,912,289
Regional Banks–4.97%
Huntington Bancshares, Inc.	2,296,566	39,500,935
Semiconductors–4.51%
Intel Corp.	760,464	14,775,815
NXP Semiconductors N.V. (China)	100,901	21,042,904
		35,818,719
Systems Software–3.03%
Microsoft Corp.	58,026	24,084,272
Total Common Stocks & Other Equity Interests (Cost $665,008,572)		778,232,261
Money Market Funds–2.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d)	5,612,092	5,612,092
Invesco Treasury Portfolio, Institutional Class, 4.29%(c)(d)	10,439,616	10,439,616
Total Money Market Funds (Cost $16,051,708)		16,051,708
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $681,060,280)		794,283,969
OTHER ASSETS LESS LIABILITIES—0.01%		76,379
NET ASSETS–100.00%		$794,360,348
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,518,130	$34,039,497	$(32,945,535)	$-	$-	$5,612,092	$189,534
Invesco Liquid Assets Portfolio, Institutional Class	3,244,354	10,926,083	(14,170,480)	(1,670)	1,713	-	44,311
Invesco Treasury Portfolio, Institutional Class	5,163,577	58,045,286	(52,769,247)	-	-	10,439,616	307,928
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,579,145	182,771,788	(185,350,933)	-	-	-	229,301*
Invesco Private Prime Fund	6,565,464	407,811,965	(414,379,563)	232	1,902	-	613,897*
Total	$22,070,670	$693,594,619	$(699,615,758)	$(1,438)	$3,615	$16,051,708	$1,384,971

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$754,927,237	$23,305,024	$—	$778,232,261
Money Market Funds	16,051,708	—	—	16,051,708
Total Investments	$770,978,945	$23,305,024	$—	$794,283,969
Invesco Comstock Select Fund